Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	74 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [1]	Dec. 31, 2025
Empower Large Cap Growth Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Large Cap Growth Fund (Institutional Class/MXGSX)
Average Annual Return, Percent	14.44%	12.52%		16.61%
Empower Large Cap Growth Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Large Cap Growth Fund (Investor Class/MXLGX)
Average Annual Return, Percent	13.98%	12.14%		16.21%
Empower Large Cap Value Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Large Cap Value Fund (Institutional Class/MXVHX)
Average Annual Return, Percent	17.33%	13.40%		12.07%
Empower Large Cap Value Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Large Cap Value Fund (Investor Class/MXEQX)
Average Annual Return, Percent	16.93%	12.98%		11.67%
Empower Large Cap Value Fund - Investor II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Large Cap Value Fund (Investor II Class/MXHAX)
Average Annual Return, Percent	17.12%	13.15%	12.37%
Empower S&P 500® Index Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower S&P 500® Index Fund (Institutional Class/MXKWX)
Average Annual Return, Percent	17.64%	14.25%		14.63%
Empower S&P 500® Index Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower S&P 500® Index Fund (Investor Class/MXVIX)
Average Annual Return, Percent	17.30%	13.85%		14.22%
Russell 1000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	17.37%	13.59%	15.69%	14.59%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	17.88%	14.42%		14.82%
Russell 1000® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Average Annual Return, Percent	18.56%	15.32%		18.13%
Russell 1000® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Average Annual Return, Percent	15.91%	11.33%	10.67%	10.53%

[1]	Investor Class II inception date was October 25, 2019.